UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007– November 30, 2008

Item 1: Reports to Shareholders

Vanguard New Jersey Tax-Exempt Funds Annual Report

November 30, 2008

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	For the fiscal year ended November 30, 2008, Vanguard New Jersey Tax-Exempt Money Market Fund returned 2.27%, exceeding the average return of its peers.
>	The Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned a disappointing –3.49%. This result was nevertheless better than the peer group’s average return.
>	During the 12-month period, municipal yields were extremely volatile, as spillover from the subprime credit crunch seeped into all corners of the fixed income market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
New Jersey Tax-Exempt Money Market Fund	10
New Jersey Long-Term Tax-Exempt Fund	26
About Your Fund’s Expenses	48
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	VNJXX	2.27%
7-Day SEC Yield: 1.05%
Taxable-Equivalent Yield: 1.77%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]		1.90

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	VNJTX	–3.49%
30-Day SEC Yield: 4.22%
Taxable-Equivalent Yield: 7.13%[1]
Admiral™ Shares[3]	VNJUX	–3.42
30-Day SEC Yield: 4.30%
Taxable-Equivalent Yield: 7.27%[1]
Barclays Capital 10 Year Municipal Bond Index		–0.42
Average New Jersey Municipal Debt Fund[2]		–8.16

Your Fund’s Performance at a Glance
November 30, 2007–November 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.022	$0.000
Long-Term
Investor Shares	$11.71	$10.82	$0.494	$0.000
Admiral Shares	11.71	10.82	0.502	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman’s assets in September.

President’s Letter

Dear Shareholder,

Municipal securities experienced unusual volatility during the past 12 months as the global credit crunch reverberated through this typically sedate segment of the fixed income markets.

During this turbulent period, Vanguard New Jersey Tax-Exempt Money Market Fund outperformed Vanguard New Jersey Long-Term Tax-Exempt Fund, returning 2.27% for the 12 months ended November 30. The money market fund’s yield at year-end was 1.05% (down from 3.46% a year ago); the taxable-equivalent yield was 1.77% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

The Investor Shares of the New Jersey Long-Term Tax-Exempt Fund returned a disappointing –3.49% for the fiscal year, and the Admiral Shares returned –3.42%. The average return for New Jersey municipal debt fund was –8.16%. As of November 30, the Investor Shares’ yield was 4.22% (up from 3.94% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 7.13%. Yields were slightly higher for Admiral Shares.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New Jersey state income taxes, a portion of these distributions may be subject to the alternative minimum tax

(AMT). However, the New Jersey Long-Term Tax-Exempt Fund currently owns no bonds that would generate income subject to the AMT.

Amid economic uncertainty, bond investors preferred Treasuries

Credit markets remained unsettled throughout the 12-month period. Bond investors grew increasingly reluctant to lend to corporations and even creditworthy states and municipalities. Instead, investors preferred the liquidity and relative safety of U.S. Treasury securities. This tendency persisted throughout the year and intensified toward the close of the period, as demand for Treasuries drove their prices higher and yields lower. At the end of November, the yield of the shortest-term Treasuries neared 0%, and the yield of the 10-year note dipped below 3% for the first time in five decades, indicating a remarkable level of risk-aversion for investors across the maturity spectrum.

The U.S. Federal Reserve Board responded to the credit crisis by creating new lending programs and dramatically easing monetary policy. During the year, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

For the 12 months, the broad taxable bond market returned 1.74%; the tax-exempt bond market returned –3.61%.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	1.74%	4.56%	4.10%
Barclays Capital Municipal Bond Index	–3.61	1.66	2.58
Citigroup 3-Month Treasury Bill Index	2.07	3.86	3.11

Stocks
Russell 1000 Index (Large-caps)	–38.98%	–9.10%	–1.43%
Russell 2000 Index (Small-caps)	–37.46	–10.13	–1.65
Dow Jones Wilshire 5000 Index (Entire market)	–38.84	–8.96	–1.16
MSCI All Country World Index ex USA (International)	–48.95	–6.84	3.37

CPI
Consumer Price Index	1.07%	2.44%	2.86%

Stock market weakness was sharp and broad-based

Stock markets worldwide, including the U.S. stock market, registered some of the worst 12-month performances in many years. Stocks were weak throughout the year, but declines accelerated in September as the financial crisis deepened and several large financial institutions collapsed, received government assistance, or were taken over by competitors. Market volatility spiked, and daily stock market swings of several percentage points became common.

The effects of the financial crisis, which originated in the fixed income markets, continued to hamper the broader economy. Unemployment increased, consumer confidence declined, and production levels fell. Shortly after the close of the fund’s fiscal year, the National Bureau of Economic Research (the body responsible for dating the nation’s business cycles) confirmed that the U.S. economy had been in recession since December 2007.

For the fund’s fiscal year, the broad U.S. stock market returned –38.84%. International stocks fared worse, returning –48.95%.

Credit crisis weighed on the muni market

A year ago, trouble in the fixed income market seemed largely confined to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear,

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.65%
Long-Term	0.15	0.08%	1.12

1 The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the New Jersey Tax-Exempt Money Market Fund’s expense ratio was 0.11%. The New Jersey Long-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

however, distress spread to just about every segment of the fixed income market, including municipal securities.

For the fiscal period, the New Jersey Tax-Exempt Money Market Fund returned 2.27% while maintaining a net asset value of $1 per share. The yields of short-term municipal securities fluctuated significantly during the year, as investors veered back and forth between the perceived safety of Treasury bills and the more generous yields available from tax-exempt securities. After rising initially, yields of short-term municipal securities pulled back, and the New Jersey Tax-Exempt Money Market Fund’s yield at the end of the period was more than 2 percentage points below its yield at the start.

In October, the Vanguard money market funds, including the New Jersey Tax-Exempt Money Market Fund, elected to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. In December, the Vanguard money market funds agreed to participate in the extension of this program, which is scheduled to run through April 30, 2009. We have the highest confidence in the stability and liquidity of our money market funds, and we do not believe the funds will ever need support. We reasoned that our participation in the program could help bring stability to the credit markets, a development that would help Vanguard and other money market investors.

Total Returns
Ten Years Ended November 30, 2008
	Average Annual Return
		Average
	Vanguard	Competing
New Jersey Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.38%	1.96%
Long-Term Investor Shares	4.05	2.65

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Insured Municipal Debt Fund through March 31, 2002, and the Average New Jersey Municipal Debt Fund thereafter. Peer-group returns are derived from data provided by Lipper Inc.

The Investor Shares and Admiral Shares of the New Jersey Long-Term Tax-Exempt Fund returned –3.49% and –3.42%, respectively, for the 12-month period, as the prices of almost all bonds that weren’t issued by the U.S. Treasury declined. Although the fund’s absolute returns were generally disappointing, the fund outperformed its peer group by a substantial margin. This difference reflects the commitment of the fund’s advisor, Vanguard Fixed Income Group, to high-quality securities and prudent portfolio management strategies, which helped protect shareholders from the worst of the market’s upheaval during the past year.

Both share classes of the New Jersey Long-Term Tax-Exempt Fund ended the fiscal year with yields higher than they were at the period’s start.

Prudent management and low costs have delivered strong returns

Just as they did during the past 12 months, the funds have benefited over the long term from the advisor’s diligent credit analysis, emphasis on high quality and liquidity, and efforts to keep the portfolios’ exposure to interest rate risk generally in line with those of their respective market segments.

For the ten-year period ended November 30, 2008, the New Jersey Tax-Exempt Money Market Fund earned an average annual return of 2.38%, compared with the peer-group average of 1.96% for the same period. The fund was aided by its low expenses—a key for short-term investment vehicles such as money market funds.

The New Jersey Long-Term Tax-Exempt Fund earned an average annual return of 4.05% over the decade, which would have transformed a hypothetical initial investment of $10,000 into $14,869. By comparison, the average return for competing funds would have produced assets of $12,986 for the same ten-year period. The New Jersey Long-Term Tax-Exempt Fund also benefited from the skill and strategy of the fund’s experienced advisor, as well as Vanguard’s low costs.

A sensible allocation plan for unsettling times

As stock markets have tumbled, and even typically staid segments of the investment markets such as municipal securities have endured high levels of volatility, the temptation to “do something” has no doubt been strong. Our experience suggests that, more often than not, such an emotional response is counterproductive.

We’ve found that a sensible approach even in turbulent markets—and it’s worth noting that, while extreme, the recent turmoil is not unprecedented—is to determine a mix of stock, bond, and money market funds appropriate for your goals and circumstances, and then stick with it through the good times and bad. A balanced, well-diversified portfolio provides you both with some protection from the stock market’s deepest swoons and the opportunity to participate in its potential for long-term growth.

Both the New Jersey Tax-Exempt Money Market Fund and the New Jersey Long-Term Tax-Exempt Fund can play important roles in such a portfolio, particularly for investors in high tax brackets. And, by keeping expenses low, your fund’s advisor enables you to capture more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

December 12, 2008

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The New Jersey Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19 will not be guaranteed.

• If a customer closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19 or the current amount, whichever is less.

The program will expire on April 30, 2009, unless it is extended by the Treasury.

Advisor’s Report

For the fiscal year ended November 30, 2008, Vanguard New Jersey Tax-Exempt Money Market Fund returned 2.27%. The Investor Shares of the New Jersey Long-Term Tax-Exempt Fund returned –3.49% (the Admiral Shares, –3.42%), as bond prices declined. Both funds outperformed their peers.

The investment environment

Credit-market problems that first surfaced in mid-2007 intensified during the past 12 months, ultimately leading to a severe disruption of the market’s normal lending and borrowing activity. By the end of the period, the Federal Reserve Board had lowered its target for the federal funds rate, a benchmark for short-term rates, to 1.00%, from 4.50% at the start. (On December 16, 2008, after the close of the fiscal period, the Fed established a rate target of 0% to 0.25%.)

As the tentacles of the subprime-loan crisis gripped the credit markets, municipal securities (and just about every other fixed income investment) underperformed U.S. Treasuries, which rallied amid a global flight to quality. Weakness in the municipal market also reflected concern about the financial strength of municipal bond insurers and forced selling by investors who had bought municipals with borrowed money. As asset prices declined, these borrowers sold municipals to meet margin requirements. The net effect was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels, particularly on an after-tax basis.

A by-product of these developments was a sharp drop in the supply of new securities from a year ago. Outflows experienced by mutual fund companies and a lack of support from other institutional buyers

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2007	2008
2 years	3.18%	2.13%
5 years	3.26	2.93
10 years	3.62	4.02
30 years	4.32	5.38

Source: Vanguard.

made the placement of new issues difficult. As a result, issuers came to market only on an as-needed basis. During the past 12 months, New Jersey issuers brought $12.1 billion in new securities to market, down from $13.5 billion a year ago.

Management of the funds

Vanguard Fixed Income Group has always looked through the insurance wrapper to the underlying quality of the municipal issuer. As the monoline insurers were downgraded, this long-standing approach proved beneficial, limiting our exposure to bonds that were repriced by the market to reflect their lower underlying credit quality. As usual, we maintained a quality bias in our purchases, which helped us to avoid some of the market’s pitfalls for the fiscal year.

In the Long-Term Tax-Exempt Fund, our customary focus on the market’s higher-quality securities enhanced the fund’s performance compared with that of its peer group as investors retreated from risk. During the past 12 months, we kept the fund’s duration (a measure of interest-rate sensitivity) near its typical level.

In the Money Market Fund, our high-quality bias was a source of confidence as the market for short-term securities seized up. This development was exemplified by the breakdown in the auction-rate securities market, which normally gives borrowers the opportunity to finance long-term debts at short-term rates. The demand for high-quality, short-term securities, along with the Fed’s rate cuts, drove down the fund’s 7-day SEC yield over the full 12 months. At the start of the period, the fund’s yield was 3.46%. By the end of the period, the figure was 1.05%.

Outlook

Municipal governments are beginning to feel the effects of the economic slowdown. As the headlines have made clear, Wall Street’s downturn will have a notable impact on state and municipal budgets, which are sensitive to the health of the financial services industry. Going forward, we will have to pay close attention to credit dynamics. The credit quality of issuers will become more of a focus for the market over the coming year.

We approach the new fiscal year confident that shareholders can rely on the Vanguard New Jersey Tax-Exempt Funds’ broad diversification and our experienced credit-research team to take advantage of the opportunities that arise in the municipal market. And as always, the funds’ low expense ratios enhance our clients’ share of the returns produced by these efforts.

Kathryn T. Allen, Principal, Portfolio Manager

Reid O. Smith, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Vanguard Fixed Income Group

December 19, 2008

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2008

Financial Attributes

Yield[1]	1.1%
Average Weighted Maturity	39 days
Average Quality[2]	MIG-1
Expense Ratio (11/30/2007)[3]	0.10%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	96.2%
P-1/A-1/SP-1/F-1	3.7
AAA/AA	0.1

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the fund’s expense ratio was 0.11%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Tax-Exempt Money Market Fund[1]	2.27%	2.46%	2.38%	$12,649
Average New Jersey Tax-Exempt
Money Market Fund[2]	1.90	1.99	1.96	12,138

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New Jersey Tax-Exempt Money Market Fund

Fiscal Year Total Returns (%): November 30, 1998–November 30, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	2.9%	2.5%
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.3	1.9
7-day SEC yield (11/30/2008): 1.05%

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	10 Years
New Jersey Tax-Exempt Money Market Fund[2]	2/3/1988	2.53%	2.42%	2.40%

1 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (96.0%)
	Allendale NJ BAN	3.000%	6/30/09	4,082	4,105
	Berkeley Heights Township NJ BAN	2.250%	2/18/09	5,691	5,706
	Burlington County NJ BAN	2.500%	5/29/09	13,825	13,879
	Camden County NJ Improvement Auth.
	Lease Rev. VRDO	0.800%	12/8/08 LOC	49,500	49,500
	Clifton NJ GO TAN	2.500%	2/13/09	6,000	6,013
	Clinton Township NJ BAN	3.000%	1/15/09	5,000	5,008
	Cranbury Township NJ BAN	4.000%	12/5/08	2,811	2,811
	Delaware River Port Auth.
	Pennsylvania & New Jersey Rev. VRDO	0.900%	12/8/08 LOC	65,000	65,000
	Delaware River Port Auth. Pennsylvania &
	New Jersey Rev. VRDO	1.030%	12/8/08 LOC	3,000	3,000
	Essex County NJ Improvement Auth.
	Lease Rev. BAN	3.000%	6/25/09	55,000	55,389
	Essex County NJ Improvement Auth. Rev.
	(Jewish Community Center) VRDO	1.110%	12/8/08 LOC	11,625	11,625
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	1.030%	12/8/08 LOC	28,375	28,375
	Florham Park NJ BAN	2.250%	2/5/09	4,000	4,002
1	Garden State Preservation Trust New Jersey
	TOB VRDO	0.970%	12/8/08 LOC	9,695	9,695
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.730%	12/8/08 (4)	4,185	4,185
1	Garden State Preservation Trust New Jersey
	TOB VRDO	3.500%	12/8/08 (4)LOC	24,585	24,585
	Gloucester County NJ PCR (Mobil Oil
	Refining Corp.) VRDO	0.470%	12/1/08	34,850	34,850
	Haddonfield NJ School Dist. BAN	3.250%	3/3/09	2,500	2,504
	Linden NJ BAN	3.000%	5/28/09	9,629	9,683
	Livingston Township NJ BAN	2.500%	3/5/09	8,000	8,007
1	Madison Borough NJ Board of Educ. TOB VRDO	1.020%	12/8/08 LOC	11,760	11,760
	Mahwah Township NJ BAN	3.000%	6/12/09	6,325	6,366
	Marlboro Township NJ BAN	2.500%	4/10/09	9,950	9,984
	Mendham Township NJ BAN	3.500%	12/26/08	6,336	6,338
	Mercer County NJ BAN	2.500%	1/15/09	23,400	23,421
	Mercer County NJ Improvement Auth. Special
	Services School Dist. Rev.	5.750%	12/15/08	1,165	1,166
	Middlesex County NJ BAN	2.500%	6/10/09	34,849	34,993
	Montclair Township NJ TAN	2.500%	3/13/09	10,000	10,011

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mount Laurel Township NJ BAN	2.500%	4/22/09	9,638	9,658
	New Brunswick NJ BAN	3.000%	6/25/09	17,597	17,717
	New Jersey Building Auth. Rev.	5.000%	6/15/09	5,150	5,228
	New Jersey Building Auth. Rev. VRDO	0.450%	12/8/08 LOC	4,900	4,900
	New Jersey Building Auth. Rev. VRDO	0.450%	12/8/08 LOC	5,400	5,400
	New Jersey Building Auth. Rev. VRDO	0.450%	12/8/08 LOC	7,400	7,400
	New Jersey Econ. Dev. Auth. (Port Newark
	Container) VRDO	0.950%	12/8/08 LOC	30,700	30,700
	New Jersey Econ. Dev. Auth. Fac. Rev.
	(Logan Project) CP	1.450%	12/3/08 LOC	55,000	55,000
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. (New Jersey Natural Gas) VRDO	0.850%	12/8/08 LOC	8,500	8,500
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. VRDO	0.650%	12/1/08 LOC	35,700	35,700
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. VRDO	0.850%	12/1/08 LOC	31,800	31,800
	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	0.800%	12/8/08 LOC	19,700	19,700
1	New Jersey Econ. Dev. Auth. Rev. (Bennedictine
	Abbey Newark) VRDO	2.800%	12/8/08 LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev.
	(Chambers Cogeneration Limited Partnership) CP	2.600%	12/2/08	30,100	30,100
	New Jersey Econ. Dev. Auth. Rev.
	(Cooper Health System) VRDO	1.030%	12/8/08 LOC	12,800	12,800
	New Jersey Econ. Dev. Auth. Rev.
	(El Dorado Terminals) VRDO	0.600%	12/1/08 LOC	4,950	4,950
	New Jersey Econ. Dev. Auth. Rev.
	(Frisch School Project) VRDO	0.800%	12/8/08 LOC	21,450	21,450
	New Jersey Econ. Dev. Auth. Rev.
	(Geriatric Services Housing Corp.) VRDO	0.500%	12/8/08 LOC	11,935	11,935
	New Jersey Econ. Dev. Auth. Rev.
	(Hoffman-La Roche) VRDO	0.950%	12/1/08 LOC	17,500	17,500
	New Jersey Econ. Dev. Auth. Rev.
	(Jewish Community Center) VRDO	1.130%	12/8/08 LOC	5,050	5,050
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	0.500%	12/1/08	21,200	21,200
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	1.150%	12/1/08	22,000	22,000
	New Jersey Econ. Dev. Auth. Rev.
	(Metuchen Project) VRDO	0.800%	12/8/08 LOC	13,445	13,445
	New Jersey Econ. Dev. Auth. Rev.
	(Passaic Hebrew Institute) VRDO	0.840%	12/8/08 LOC	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.800%	12/8/08	6,725	6,725
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.800%	12/8/08	1,500	1,500
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.800%	12/8/08	5,000	5,000
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.800%	12/8/08	7,100	7,100
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09 (4)	5,935	5,950
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09 (4)	5,935	5,949
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	0.500%	12/8/08 (Prere.)	31,075	31,075
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	0.500%	12/8/08 (Prere.)	9,150	9,150

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	0.930%	12/8/08	(4)	5,800	5,800
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	1.410%	12/8/08	(4)	13,760	13,760
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.550%	12/1/08	LOC	27,025	27,025
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.700%	12/1/08	LOC	178,000	178,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.950%	12/1/08	LOC	77,520	77,520
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.400%	12/8/08	LOC	16,225	16,225
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.770%	12/8/08	LOC	110,000	110,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.880%	12/8/08	LOC	31,000	31,000
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/09	(4)(Prere.)	3,000	3,038
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09	(4)(Prere.)	4,500	4,564
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09	(4)(Prere.)	16,345	16,615
	New Jersey Econ. Dev. Auth. Rev. PCR (Exxon)
	VRDO	0.400%	12/1/08		10,300	10,300
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	1.120%	12/8/08		11,090	11,090
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) TOB VRDO	1.940%	12/8/08	(12)	5,585	5,585
	New Jersey Educ. Fac. Auth. Rev. (Institute for
	Advanced Studies) VRDO	2.250%	12/8/08		9,100	9,100
	New Jersey Educ. Fac. Auth. Rev. (Institute for
	Defense Analyses) VRDO	0.900%	12/8/08	LOC	9,685	9,685
1	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
	TOB VRDO	0.500%	12/8/08	(Prere.)	8,235	8,235
1	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
	TOB VRDO	1.040%	12/8/08		10,900	10,900
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
	VRDO	0.500%	12/1/08		33,795	33,795
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
	VRDO	1.150%	12/1/08		40,705	40,705
	New Jersey Educ. Fac. Auth. Rev.
	(St. Elizabeth College) VRDO	0.500%	12/8/08	LOC	11,090	11,090
1	New Jersey Environmental Infrastructure Trust
	TOB VRDO	1.400%	12/8/08		6,125	6,125
1	New Jersey GO TOB VRDO	1.480%	12/8/08		5,340	5,340
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital Corp.) VRDO	0.500%	12/8/08	LOC	13,930	13,930
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital Corp.) VRDO	0.500%	12/8/08	LOC	12,505	12,505
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital)	5.000%	7/1/09		6,040	6,137
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.650%	12/8/08	LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.650%	12/8/08	LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.650%	12/8/08	LOC	23,100	23,100
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.650%	12/8/08	LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health Systems) VRDO	0.500%	12/8/08	LOC	37,500	37,500

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Meridian IV) VRDO	1.130%	12/8/08 (12)	15,400	15,400
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Meridian-III) VRDO	1.000%	12/8/08 (12)	15,500	15,500
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Robert Wood Johnson Univ.) VRDO	1.080%	12/8/08 LOC	19,975	19,975
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Robert Wood Johnson Univ.) VRDO	1.090%	12/8/08 LOC	8,305	8,305
	New Jersey Health Care Fac. Financing Auth.
	Rev. (St. Barnabas Medical Center) VRDO	0.550%	12/8/08 LOC	12,885	12,885
	New Jersey Health Care Fac. Financing Auth.
	Rev. (St. Peters Univ. Hosp.) VRDO	0.500%	12/8/08 LOC	10,285	10,285
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Underwood Memorial Hosp.) VRDO	1.000%	12/8/08 LOC	12,800	12,800
	New Jersey Health Care Fac. Financing Auth.
	Rev. (Virtua Health) VRDO	1.110%	12/8/08 LOC	7,900	7,900
1	New Jersey Health Care Fac. Financing Auth.
	Rev. TOB VRDO	1.340%	12/8/08 (12)	3,280	3,280
1	New Jersey Health Care Fac. Financing Auth.
	Rev. TOB VRDO	1.340%	12/8/08 (12)	9,600	9,600
	New Jersey Health Care Fac. Financing Auth.
	Rev. VRDO	0.780%	12/8/08 LOC	16,960	16,960
	New Jersey Health Care Fac. Financing Auth.
	Rev. VRDO	2.900%	12/8/08 LOC	21,395	21,395
1	New Jersey Highway Auth. Rev.
	(Garden State Parkway) TOB VRDO	1.030%	12/8/08 (ETM)	14,930	14,930
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	0.750%	12/8/08 LOC	54,000	54,000
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	0.800%	12/8/08 (4)	12,680	12,680
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	2.500%	12/8/08 (4)	6,100	6,100
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	2.500%	12/8/08 (4)	15,505	15,505
1	New Jersey Housing & Mortgage Finance Agency
	Rev. TOB VRDO	1.150%	12/8/08	7,160	7,160
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.750%	12/8/08	7,000	7,000
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.800%	12/8/08	8,000	8,000
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	3.500%	12/8/08	20,000	20,000
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	1.150%	12/8/08	7,825	7,825
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	3.500%	12/8/08 (4)	9,970	9,970
	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. VRDO	0.900%	12/8/08	15,000	15,000
	New Jersey Housing & Mortgage Finance Agency
	Single Family Rev. VRDO	0.950%	12/8/08	10,500	10,500
	New Jersey Housing & Mortgage Finance Agency
	Single Family Rev. VRDO	0.950%	12/8/08	14,600	14,600
	New Jersey Housing & Mortgage Finance Agency
	Single Family Rev. VRDO	0.950%	12/8/08	9,900	9,900
1	New Jersey State Transp. Trust Fund Auth. Cap
	TOB VRDO	0.970%	12/8/08 LOC	36,055	36,055
	New Jersey TRAN	3.000%	6/25/09	10,000	10,080

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/09	(Prere.)	5,000	5,091
	New Jersey Transp. Trust Fund Auth. Rev.	5.125%	6/15/09	(Prere.)	20,000	20,439
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.040%	12/8/08		10,345	10,345
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.100%	12/8/08		10,040	10,040
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.410%	12/8/08	(4)	30,000	30,000
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.610%	12/8/08	(4)(Prere.)	4,975	4,975
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.610%	12/8/08	(4)	11,355	11,355
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.730%	12/8/08	(4)	6,130	6,130
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	2.120%	12/8/08	(12)	19,435	19,435
1	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.950%	12/8/08	(4)LOC	16,130	16,130
1	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.970%	12/8/08		11,220	11,220
1	New Jersey Transp. Trust Fund Deutsche Bank
	TOB VRDO	0.870%	12/8/08	LOC	10,500	10,500
1	New Jersey Transp. Trust Fund Deutsche Bank
	TOB VRDO	0.890%	12/8/08	LOC	28,080	28,080
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/09	(ETM)	23,200	23,302
	New Jersey Turnpike Auth. Rev. BAN	3.000%	5/1/09		75,000	75,358
1	New Jersey Turnpike Auth. Rev. TOB PUT	2.080%	12/29/08	(4)	29,320	29,320
1	New Jersey Turnpike Auth. Rev. TOB VRDO	0.910%	12/8/08	LOC	22,285	22,285
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.140%	12/8/08	(13)	19,800	19,800
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.160%	12/8/08	(13)	24,750	24,750
1	New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	12/8/08	(4)	6,745	6,745
	New Jersey Turnpike Auth. Rev. VRDO	4.000%	12/8/08	(1)LOC	27,000	27,000
	Paramus Borough NJ BAN	3.000%	4/15/09		6,950	6,978
	Paramus Borough NJ BAN	3.000%	8/7/09		5,906	5,954
	Port Auth. of New York & New Jersey CP	1.850%	12/10/08		19,705	19,705
	Port Auth. of New York & New Jersey CP	1.450%	1/6/09		22,895	22,895
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.130%	12/8/08		8,085	8,085
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.150%	12/8/08		5,555	5,555
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.150%	12/8/08		4,445	4,445
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.420%	12/8/08	(4)	5,000	5,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.430%	12/8/08	(12)	12,455	12,455
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.730%	12/8/08	(4)	7,770	7,770
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.880%	12/8/08	(4)	4,050	4,050
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.700%	12/1/08		7,500	7,500
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.700%	12/1/08		54,800	54,800
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.950%	12/1/08		9,600	9,600
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.100%	12/1/08		6,500	6,500
	Princeton Univ. New Jersey CP	1.900%	12/1/08		7,650	7,650

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Raritan Township NJ BAN	3.000%	8/6/09	5,993	6,042
	Ridgewood NJ BAN	3.000%	1/23/09	3,000	3,005
	Ridgewood NJ BAN	3.000%	6/26/09	3,375	3,398
	Rutgers State Univ. New Jersey VRDO	0.500%	12/1/08	46,995	46,995
	Salem County NJ Financing Auth. PCR
	(Exelon Project) CP	1.200%	2/3/09 LOC	19,000	19,000
	Salem County NJ Financing Auth. PCR
	(Public Service Electric & Gas) VRDO	0.650%	12/8/08 LOC	7,000	7,000
	Secaucus NJ BAN	3.000%	6/19/09	8,856	8,906
	South Orange Township NJ BAN	2.500%	3/3/09	11,916	11,941
	Springfield Township NJ BAN	3.000%	8/14/09	7,100	7,162
	Tewksbury Township NJ BAN	3.000%	6/26/09	5,086	5,121
1	Tobacco Settlement Financing Corp. New Jersey
	Rev.TOB VRDO	1.000%	12/8/08 (Prere.)	6,115	6,115
	Toms River NJ BAN	3.000%	6/30/09	17,450	17,566
	Union County NJ BAN	3.000%	7/1/09	60,000	60,440
	Union County NJ PCR (Exxon) VRDO	0.400%	12/1/08	21,500	21,500
	Union County NJ PCR (Exxon) VRDO	0.470%	12/1/08	19,580	19,580
	Westfield NJ BAN	3.000%	7/17/09	8,243	8,311
					3,002,301
Puerto Rico (3.9%)
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	1.010%	12/8/08	39,000	39,000
1	Puerto Rico Ind. Medical & Environmental
	Fac. Finance Auth. Rev. PCR
	(Abbott Laboratories) PUT	2.250%	3/1/09	12,575	12,575
	Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	10,480	10,876
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,746
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.980%	12/8/08 LOC	8,900	8,900
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.980%	12/8/08 LOC	7,425	7,425
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.980%	12/8/08 LOC	8,975	8,975
	Puerto Rico TRAN	3.000%	7/30/09 LOC	30,000	30,266
					120,763
Total Tax-Exempt Municipal Bonds (Cost $3,123,064)					3,123,064
Other Assets and Liabilities (0.1%)
Other Assets					30,614
Liabilities					(27,605)
					3,009
Net Assets (100%)
Applicable to 3,125,892,253 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,126,073
Net Asset Value Per Share					$1.00

New Jersey Tax-Exempt Money Market Fund

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,126,131
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(58)
Net Assets	3,126,073

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $674,865,000, representing 21.6% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements. A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	80,512
Total Income	80,512
Expenses
The Vanguard Group—Note B
Investment Advisory Services	329
Management and Administrative	2,169
Marketing and Distribution	920
Money Market Guarantee Program	270
Custodian Fees	26
Auditing Fees	18
Shareholders’ Reports	10
Trustees’ Fees and Expenses	4
Total Expenses	3,746
Expenses Paid Indirectly	(26)
Net Expenses	3,720
Net Investment Income	76,792
Realized Net Gain (Loss) on Investment Securities Sold	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	76,779

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,792	113,144
Realized Net Gain (Loss)	(13)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	76,779	113,145
Distributions
Net Investment Income	(76,792)	(113,144)
Realized Capital Gain	—	—
Total Distributions	(76,792)	(113,144)
Capital Share Transactions (at $1.00)
Issued	2,762,019	3,005,742
Issued in Lieu of Cash Distributions	73,627	108,205
Redeemed	(3,157,588)	(2,452,550)
Net Increase (Decrease) from Capital Share Transactions	(321,942)	661,397
Total Increase (Decrease)	(321,955)	661,398
Net Assets
Beginning of Period	3,448,028	2,786,630
End of Period	3,126,073	3,448,028

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022	.035	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.022	.035	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.022)	(.035)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.035)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.27%	3.60%	3.25%	2.17%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,126	$3,448	$2,787	$2,521	$2,074
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.24%	3.53%	3.21%	2.17%	1.03%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $335,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $26,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Tax-Exempt Money Market Fund

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage that lasts until December 18, 2008. The fund is accruing this expense over the period October 7–December 18, 2008. Through November 30, 2008, the fund has accrued $270,000, resulting in a 0.01% increase in the fund’s expense ratio for the year ended November 30, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program. To continue coverage for the period December 19, 2008–April 30, 2009, the fund will be required to pay an additional 0.015% of its net assets as of September 19, 2008.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	335	7,629	44,181
Yield[3]		4.8%	4.7%
Investor Shares	4.2%
Admiral Shares	4.3%
Yield to Maturity	4.4%[4]	4.8%	4.7%
Average Coupon	4.4%	5.0%	5.0%
Average
Effective Maturity	9.6 years	9.9 years	12.8 years
Average Quality	AA–	AA	AA
Average Duration	6.5 years	7.6 years	8.1 years
Expense Ratio
(11/30/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	3.4%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	6.3%
1–5 Years	33.8
5–10 Years	19.4
10–20 Years	25.2
20–30 Years	15.0
Over 30 Years	0.3

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.98
Beta	1.14	1.08

Distribution by Credit Quality (% of portfolio)

AAA	26.8%
AA	48.2
A	18.7
BBB	5.8
BB	0.0
B	0.0
Other	0.5

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Investor Shares[1]	–3.49%	2.38%	4.05%	$14,869
Barclays Capital Municipal Bond Index	–3.61	2.58	4.13	14,991
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.49	15,510
Average New Jersey Municipal Debt Fund[2]	–8.16	0.97	2.65	12,986

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	–3.42%	2.45%	3.91%	$133,561
Barclays Capital Municipal Bond Index	–3.61	2.58	3.98	134,300
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.45	138,893

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.; based on the Average New Jersey Insured Municipal Debt Fund through March 31, 2002, and the Average New Jersey Municipal Debt Fund thereafter.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception on May 14, 2001.

New Jersey Long-Term Tax-Exempt Fund

Fiscal Year Total Returns (%): November 30, 1998–November 30, 2008

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.2%	4.9%	–1.3%	–0.4%
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2
2007	–2.3	4.3	2.0	3.5
2008	–7.6	4.1	–3.5	–0.4

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	2/3/1988	–1.93%	2.57%	–0.63%	4.74%	4.11%
Admiral Shares	5/14/2001	–1.86	2.64	–0.56[3]	4.63[3]	4.07[3]

1 Barclays Capital 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with alances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
New Jersey (94.2%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (1)	1,755	1,870
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (1)	4,025	4,430
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (1)	3,685	4,121
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (1)	1,480	1,663
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,315	1,411
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,265
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	902
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,131
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,396
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,473
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,258
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,694
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,238
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	17,310
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	5,590
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	787
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,144
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	5,000	4,986
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,864
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	3,016
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,170
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,519
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,208
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,623
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,440
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,832
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	10,671
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,169
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,556
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23 (4)	4,870	4,891
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30 (1)	10,000	10,050
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	961
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,561
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,797
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,624
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	24,260	26,366

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Garden State Preservation Trust New Jersey	5.125%	11/1/19 (4)	6,955	7,443
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	10,325	5,102
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	40,500	18,718
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	14,700	6,354
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/16 (1)	1,000	1,054
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/17 (1)	865	909
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/20 (1)	1,150	1,159
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/23 (1)	1,000	979
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	4/1/38	9,750	9,030
Gloucester Township NJ GO	5.750%	7/15/10 (2)	1,610	1,660
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	2,985
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,379
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,878
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,776
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,554
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	2,001
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,570
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,440
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	11,668
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,924
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,090
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,395
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,113
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,255
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (1)	1,825	1,681
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (1)	1,925	1,759
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	418
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	374
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	3,164
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	2,137
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,644
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,647
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,413
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/22	2,000	2,026
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,453
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,048
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,686
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,834
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,087

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,140
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,239
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,666
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,470
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,074
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,129
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,301
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,357
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,352
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	910	942
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	2,918
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,096
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,365
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (1)	3,000	2,827
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/10	5,000	5,177
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/11	6,590	6,878
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/13	5,000	5,259
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/16	4,000	4,163
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/17	3,000	3,086
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/18	9,530	9,685
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/19	10,255	10,275
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/20	1,500	1,479
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/23	1,000	952
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev.	5.500%	9/1/28 (1)	8,000	8,009
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev.	5.500%	9/1/29 (1)	7,055	7,028
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	350	301
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	14,396
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,215
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,525
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	5,949
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	13,801

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	2,936
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	23,928
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,599
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/12	2,000	2,107
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,302
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (1)(Prere.)	4,000	4,435
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	7,500	7,942
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,000	10,597
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (1)	10,285	10,980
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25	4,440	3,994
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	9,932
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (1)	14,500	14,566
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/32 (4)	2,000	1,862
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33	7,825	7,200
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	22,500	20,432
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	18,000	16,392
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	PUT	5.000%	9/1/14 (4)	8,000	8,371
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	PUT	5.000%	9/1/14 (4)	12,500	13,132
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	PUT	5.000%	9/1/15 (4)	28,000	29,242
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	PUT	5.000%	9/1/15 (4)	5,000	5,216
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	TOB VRDO	1.050%	12/8/08	8,350	8,350
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)
	VRDO	0.700%	12/1/08 LOC	1,100	1,100
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/11 (1)(ETM)	4,650	4,325
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,938
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,698
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,265
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	15,000	15,878
2	New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,864
	New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,749
	New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,296
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,437
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,739
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/17 (4)	5,245	5,584
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/35 (4)	9,900	9,070
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (1)	2,060	2,000
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (1)	1,550	1,481
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37 (1)	6,730	5,856
	New Jersey Educ. Fac. Auth. Rev.
	(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,125
	New Jersey Educ. Fac. Auth. Rev.
	(Georgian Court Univ.)	5.000%	7/1/27	1,000	837

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/33	1,000	788
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.250%	7/1/37	1,000	796
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,906
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,095
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (1)	2,585	2,485
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (1)	3,025	2,859
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,249
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27 (2)	10,000	8,909
New Jersey Educ. Fac. Auth. Rev.
(New Jersey City Univ.)	5.000%	7/1/35 (12)	4,900	4,553
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,040
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,486
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,737
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	5.250%	7/1/16	2,545	2,812
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.)	4.500%	7/1/35	10,000	8,623
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,172
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,851
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,099
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/15 (1)	1,550	1,580
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,459
New Jersey Educ. Fac. Auth. Rev.
(Richard Stockton College)	5.375%	7/1/38	5,000	4,550
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,771
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	235	256
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	190	207
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	205	223
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,108
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,070	2,163
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,690	1,761
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	1,845	1,923
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,081
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,538
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,307
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/15 (2)	400	415
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/16 (2)	200	207
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,649

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,681
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.000%	7/1/34	2,500	1,782
New Jersey Educ. Fac. Auth. Rev.
(William Paterson Univ.)	4.750%	7/1/34 (12)	10,000	8,829
New Jersey Educ. Fac. Auth. Rev.
(William Paterson Univ.)	5.000%	7/1/38 (12)	5,500	5,055
New Jersey GO	5.500%	7/15/19 (1)	7,500	8,126
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/13	3,785	3,865
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	10,000	9,617
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	10,844
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/13	7,330	7,374
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/14	7,695	7,698
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/15	5,000	4,956
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/18	9,095	8,648
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,438
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,952
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,229
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,565
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,285
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,348
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	7,405
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	6,161
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	615
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	2,345
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	5,007
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	4,140	4,193
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,747
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	106
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,329
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	13,325
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	2,849

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	982
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	2,499
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,255	7,454
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,150	11,446
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems)	5.000%	7/1/38 (12)	4,400	3,939
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,137
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,899
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,914
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,355
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.000%	7/1/46	7,505	5,456
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)(ETM)	1,260	674
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)	1,740	827
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	3,081
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	305	309
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	960	973
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	2,695	2,639
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	2,340	2,182
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,136
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,050
New Jersey Housing & Mortgage Finance Agency
Rev.	6.500%	10/1/38	4,170	4,255
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,370	1,496
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	1,215	1,314
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	281
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	5,845
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	2,950
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	971
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,136
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	5,000	5,239
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,077
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,586
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	15,837
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,321
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11 (3)(ETM)	7,165	7,734
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	7,000	7,886
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14 (2)	10,000	11,038

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(ETM)	5,000	5,675
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15 (2)	1,000	1,078
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	24,810	25,862
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	8,480	8,839
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18 (4)	5,000	5,394
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	12,675	13,076
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	7,500	7,737
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,297
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (1)	5,850	6,063
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	15,683
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (1)	5,000	5,161
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	29,000	10,835
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (1)	17,750	18,247
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	65,000	22,668
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	25,000	6,762
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	2,250
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	19,683
	New Jersey Transp. Trust Fund Auth. Rev. GAN	5.000%	6/15/10 (1)	9,530	9,883
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.180%	12/8/08	9,995	9,995
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,640
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,874
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,691
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	694
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,689
	New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	875
	New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	250
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	23,109
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,874
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,327
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,147
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,709
	New Jersey Turnpike Auth. Rev. VRDO	4.000%	12/8/08 (1)LOC	10,000	10,000
	New Jersey Turnpike Auth. Rev. VRDO	4.500%	12/8/08 (4)	10,000	10,000
	Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,130
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,796
	Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,424
	Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	2,930
	Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28	10,000	8,941
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	7,095	6,563
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.700%	12/1/08	8,000	8,000
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.700%	12/1/08	12,600	12,600
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	951
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,055
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	1,877
	Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	1,747
	Rutgers State Univ. New Jersey	6.400%	5/1/13	2,575	2,770
	South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	1,895
	South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,334
	Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (1)	2,145	2,201
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	42,515	45,723
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,650	23,053
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	39,495	44,255
	Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,600

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	14,280	10,131
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	1,915
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,046
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,197
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,311
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,456
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,173
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,254
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	2,973
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,580
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	1,920
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,249
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,249
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,250
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,250
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,250
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,617
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,093
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,050
				1,681,431
Puerto Rico (3.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	1,729
Puerto Rico GO	5.500%	7/1/18	5,540	5,272
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	6,113
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,888
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,583
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	4,678
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	4,977
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	3,465
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	3,700	3,643
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	11,424
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	3,229
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,080
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	4,968
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,519
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,229
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	800
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	478
Univ. of Puerto Rico Rev.	5.000%	6/1/30	5,000	3,793
				69,868
Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,439

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,024
Total Tax-Exempt Municipal Bonds (Cost $1,837,947)				1,757,762
Other Assets and Liabilities (1.5%)
Other Assets				32,350
Liabilities				(5,179)
				27,171
Net Assets (100%)				1,784,933

New Jersey Long-Term Tax-Exempt Fund

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,889,601
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(22,443)
Unrealized Appreciation (Depreciation)
Investment Securities	(80,185)
Futures Contracts	(2,040)
Net Assets	1,784,933

Investor Shares—Net Assets
Applicable to 37,890,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	409,915
Net Asset Value Per Share—Investor Shares	$10.82

Admiral Shares—Net Assets
Applicable to 127,099,015 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,375,018
Net Asset Value Per Share—Admiral Shares	$10.82

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $18,345,000, representing 1.0% of net assets.

2 Securities with a value of $2,215,000 have been segregated as initial margin for open futures contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	83,677
Total Income	83,677
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—Investor Shares	496
Management and Administrative—Admiral Shares	727
Marketing and Distribution—Investor Shares	116
Marketing and Distribution—Admiral Shares	296
Custodian Fees	15
Auditing Fees	24
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	1,864
Expenses Paid Indirectly	(15)
Net Expenses	1,849
Net Investment Income	81,828
Realized Net Gain (Loss)
Investment Securities Sold	(14,030)
Futures Contracts	(5,231)
Realized Net Gain (Loss)	(19,261)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(127,119)
Futures Contracts	(2,048)
Change in Unrealized Appreciation (Depreciation)	(129,167)
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,600)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,828	77,755
Realized Net Gain (Loss)	(19,261)	59
Change in Unrealized Appreciation (Depreciation)	(129,167)	(40,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,600)	37,297
Distributions
Net Investment Income
Investor Shares	(18,808)	(18,724)
Admiral Shares	(63,020)	(59,031)
Realized Capital Gain[1]
Investor Shares	—	(1,577)
Admiral Shares	—	(4,690)
Total Distributions	(81,828)	(84,022)
Capital Share Transactions
Investor Shares	17,788	6,395
Admiral Shares	87,279	151,103
Net Increase (Decrease) from Capital Share Transactions	105,067	157,498
Total Increase (Decrease)	(43,361)	110,773
Net Assets
Beginning of Period	1,828,294	1,717,521
End of Period	1,784,933	1,828,294

1 Includes fiscal 2007 short-term gain distributions totaling $3,090,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.71	$12.03	$11.82	$12.04	$12.27
Investment Operations
Net Investment Income	.494	.511	.520	.526	.548
Net Realized and Unrealized Gain (Loss)
on Investments	(.890)	(.276)	.282	(.134)	(.149)
Total from Investment Operations	(.396)	.235	.802	.392	.399
Distributions
Dividends from Net Investment Income	(.494)	(.511)	(.520)	(.526)	(.548)
Distributions from Realized Capital Gains	—	(.044)	(.072)	(.086)	(.081)
Total Distributions	(.494)	(.555)	(.592)	(.612)	(.629)
Net Asset Value, End of Period	$10.82	$11.71	$12.03	$11.82	$12.04

Total Return[1]	–3.49%	2.04%	7.01%	3.29%	3.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$410	$426	$432	$434	$896
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.32%	4.35%	4.42%	4.38%	4.51%
Portfolio Turnover Rate	37%	14%	15%	19%	16%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.71	$12.03	$11.82	$12.04	$12.27
Investment Operations
Net Investment Income	.502	.519	.529	.535	.554
Net Realized and Unrealized Gain
(Loss) on Investments	(.890)	(.276)	.282	(.134)	(.149)
Total from Investment Operations	(.388)	.243	.811	.401	.405
Distributions
Dividends from Net Investment Income	(.502)	(.519)	(.529)	(.535)	(.554)
Distributions from Realized Capital Gains	—	(.044)	(.072)	(.086)	(.081)
Total Distributions	(.502)	(.563)	(.601)	(.621)	(.635)
Net Asset Value, End of Period	$10.82	$11.71	$12.03	$11.82	$12.04

Total Return	–3.42%	2.11%	7.09%	3.36%	3.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,375	$1,402	$1,286	$1,180	$625
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.39%	4.42%	4.49%	4.45%	4.57%
Portfolio Turnover Rate	37%	14%	15%	19%	16%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

New Jersey Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $185,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of 0.00% of the fund’s average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2008, the fund had available realized losses of $21,501,000 to offset future net capital gains of $437,000 through November 30, 2015, and $21,064,000 through November 30, 2016.

The fund had realized losses totaling $2,981,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2008, the cost of investment securities for tax purposes was $1,840,928,000. Net unrealized depreciation of investment securities for tax purposes was $83,166,000, consisting of unrealized gains of $32,111,000 on securities that had risen in value since their purchase and $115,277,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(433)	52,380	(1,190)
30-Year U.S. Treasury Bond	(205)	26,134	(850)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. During the year ended November 30, 2008, the fund purchased $763,563,000 of investment securities and sold $673,255,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	142,159	12,436	125,463	10,686
Issued in Lieu of Cash Distributions	15,461	1,365	16,691	1,422
Redeemed	(139,832)	(12,314)	(135,759)	(11,592)
Net Increase (Decrease)—Investor Shares	17,788	1,487	6,395	516
Admiral Shares
Issued	320,152	28,052	300,030	25,599
Issued in Lieu of Cash Distributions	47,408	4,186	48,555	4,137
Redeemed	(280,281)	(24,846)	(197,482)	16,894
Net Increase (Decrease)—Admiral Shares	87,279	7,392	151,103	12,842

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(2,040)
Level 2—Other significant observable inputs	1,757,762	—
Level 3—Significant unobservable inputs	—	—
Total	1,757,762	(2,040)

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 20, 2009

Special 2008 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2008, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	5/31/2008	11/30/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,009.87	$0.60
Long-Term
Investor Shares	1,000.00	957.54	0.79
Admiral Shares	1,000.00	957.88	0.44
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.47	$0.61
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.12%; for the New Jersey Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2008: $42,000

Fiscal Year Ended November 30, 2007: $39,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2008: $3,055,590

Fiscal Year Ended November 30, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2008: $626,240

Fiscal Year Ended November 30, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2008: $0

Fiscal Year Ended November 30, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.